Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis	Dec. 31, 2021 USD ($)
Level 1 [Member] | Investments held in Trust Account [Member] | Helix Acquisition Corp.[Member]
Fair Value Measurements (Details) - Schedule of fair value of assets measured on recurring basis [Line Items]
Investments held in Trust Account	$ 115,042,608